SerenityShares Core U.S. ETF
SerenityShares Core U.S. ETF
Investment Objective
The SerenityShares Core U.S. ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the SPADE Core U.S. Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the “Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SerenityShares Core U.S. ETF SerenityShares Core U.S. ETF
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	0.77%
[1]	Estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year:	3 Years:
SerenityShares Core U.S. ETF | SerenityShares Core U.S. ETF | USD ($)	79	246

Portfolio Turnover
The SerenityShares Core U.S. ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategy
The SerenityShares Core U.S. ETF is a “fund of funds” that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

SPADE Core U.S. Index

The Index is constructed using a rules-based methodology to create a diversified and investable portfolio of U.S.-listed exchange traded funds (“ETFs”) that invest principally in the common stock of U.S. companies in a particular sector or industry group (e.g., communications, industrials, pharmaceuticals) or in dividend-paying stocks (each a “Sector”).

Construction of the Index begins with the universe of U.S.-listed Sector ETFs that meet minimum trading volume and capitalization requirements. If more than four Sector ETFs meet the requirements for a given Sector, the Index will include no more than the four top Sector ETFs based on a combination of their net assets, expense ratios, investment policies, and the structure of their underlying indices. The Index universe consists of the following individual Sectors:

Aerospace & Defense	Basic Materials	Biotech	Communications
Consumer Cyclical	Consumer Discretionary	Dividend Paying	Energy
Financials	Health Care	Home Construction	Industrials
Metals & Miners	Natural Resources	Pharmaceuticals	Regional Banks
Technology: Broad	Technology: Narrow	Transportation	Utilities

The Index uses a proprietary technical analysis of metrics for each Sector ETF, such as the ETF’s current and historic prices, both actual and relative to other metrics, such as moving averages or volume of shares traded. The technical analysis is used to determine where each Sector ETF is in the traditional market cycle—bear, early recovery, recovery, bull, or peak—and the likelihood of the ETF’s shares gaining or losing value over the next quarter. The technical analysis determines whether exposure to the Sector ETF should be fully-weighted, half-weighted, or zero-weighted to preserve capital during extended periods of Sector and/or market decline.

The Index is rebalanced and reconstituted quarterly after the close of trading on the next to last business day of each March, June, September, and December.

Each Sector ETF is assigned a “Modification Factor” equal to the outcome of the technical analysis (i.e., 1 if fully-weighted, ½ if half-weighted, or 0 if zero-weighted), divided by the number of Sector ETFs in the Index in the applicable ETF’s Sector. At the time of each rebalance of the Index, each Sector ETF’s weight equals its Modification Factor divided by the sum of the modification factors for all of the Sector ETFs in the Index. Each Sector is subject to a maximum 7.50% Sector weight at the time of each rebalance, with excess amounts allocated to one or more ETFs that principally invest in short-term U.S. Treasuries. From time to time, one or more Sectors may not be represented in the Index if each Sector ETF in the Sector is zero-weighted.

The Index was established in 2017 and is owned by SPADE Indexes LLC (the “Index Provider”), an affiliate of the Fund’s investment adviser.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Investment Risks
All investments carry a certain amount of risk and the SerenityShares Core U.S. ETF cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund and the ETFs in which the Fund invests (“Underlying ETFs”).

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Asset Allocation Risk. The Index, and consequently the Fund, may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies for short or long periods of time.

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Equity Market Risk. The equity securities held in the Fund’s portfolio or in the portfolios of Underlying ETFs may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Underlying ETFs, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

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Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that principally invest in fixed income securities. The value of such instruments will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

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Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

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Investment Company Risk. The risks of investing in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

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Models and Data Risk.  The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

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No Operating History Risk. The Fund is a recently organized, diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

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Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Consumer Sectors Risk. The Fund may invest in companies in the consumer sectors, and therefore the performance of the Fund could be negatively impacted by events affecting these sectors. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

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Finance and Insurance Sector Risk. The Fund may invest in companies in the finance and insurance sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

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Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.

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Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

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Materials Sector Risk. The Fund may invest in companies in the materials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.

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Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

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Shares May Trade at Prices Other Than Net Asset Value (“NAV”). As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
The SerenityShares Core U.S. ETF is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at www.serenityshares.com.